SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred during the period from the balance sheet date through September 10, 2021, the date these consolidated financial statements were issued. Except as disclosed below, the Company is not aware of any other subsequent events which would require adjustment or disclosure in the consolidated financial statements.

On August 13, 2021, the Company consummated the previously announced SPAC Transaction with Airspan Networks Inc., following which Airspan Networks Inc. became a wholly owned subsidiary of the Company (which subsequently changed its name to Airspan Networks Holdings Inc.). Airspan Networks Holdings Inc.’s common stock is listed on the NYSE American and trades under the ticker symbol “MIMO.”

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Airspan [Member]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENT

The Company has evaluated events and transactions that occurred during the period from the balance sheet date through August 19, 2021, the date these consolidated financial statements were issued. Except as disclosed below, the Company is not aware of any other subsequent events which would require adjustment or disclosure in the consolidated financial statements.

On August 13, 2021, the Company consummated the previously announced SPAC Transaction with NBA, following which the Company became a wholly owned subsidiary of NBA (which subsequently changed its name to Airspan Networks Holdings Inc.).  Airspan Networks Holdings Inc.’s common stock is listed on the NYSE American and trades under the ticker symbol “MIMO.”

22.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred during the period from the balance sheet date through May 14, 2021, the date these consolidated financial statements were issued. Except as disclosed below, the Company is not aware of any other subsequent events which would require adjustment or disclosure in the consolidated financial statements.

On March 3, 2021, Airspan reduced the exercise price of the D-1 warrants discussed in Note 14 to $45.9875.

On March 8, 2021, the Company announced that it entered into a definitive business combination agreement with New Beginnings Acquisition Corp. (“NBA”) (NYSE American: NBA), a SPAC. Upon closing of the transactions contemplated by this agreement, expected in the third quarter of 2021, the post-combination Company’s common stock will continue to be listed on the NYSE American and trade under the ticker symbol “MIMO.”

On March 22, 2021, an investor acquired the primary beneficiary’s rights and obligations under a convertible loan agreement relating to Dense Air. Subsequently, the Company received a notice of conversion from the investor to convert the outstanding amount of the loan into shares equating to 95% of the share capital of Dense Air. The conversion is contingent on regulatory consent in Australia, which is expected in the third quarter of 2021.